Form N-1A Cover	Aug. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Creation Date	Aug. 15, 2025
Document Effective Date	Aug. 15, 2025
Document Period End Date	Sep. 30, 2024
Trading Symbol	nlfun
Prospectus Date	Jan. 28, 2025